ACCOUNTING POLICIES - Summary of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Owner-occupied properties
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Minimum | Operating lease assets - vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	1 year
Minimum | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Maximum | Operating lease assets - vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Maximum | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	35 years
Weighted average | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years